Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Changes in the valuation allowance	$ 10,100,000	$ 6,700,000
Minimum change in percentage of stock holding	50.00%
Income tax examination, description	All tax returns will remain open for examination by the federal and state taxing authorities for three and four years
Research Tax Credit Carryforward
Income Tax Disclosure [Line Items]
Income tax penalties expense	$ 0	$ 0
Unrecognized tax benefits recognized, would affect the effective tax rate	$ 200,000
Minimum
Income Tax Disclosure [Line Items]
Percentage of stock holding	5.00%
Post Tax Year 2021 | The Tax Cuts And Jobs Act
Income Tax Disclosure [Line Items]
Amortization period of specified research and development expenses domestic spend	5 years
Amortization period of specified research and development expenses foreign spend	15 years
Tax Year 2021 and Prior
Income Tax Disclosure [Line Items]
Amortization period of specified research and development expenses	5 years
Domestic Tax Authority | Internal Revenue Service (IRS) | Not Expirable
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 39,500,000
Domestic Tax Authority | Internal Revenue Service (IRS) | Tax Year 2041 | Research Tax Credit Carryforward
Income Tax Disclosure [Line Items]
Tax credit carryforward	$ 400,000
State and Local Jurisdiction | Internal Revenue Service (IRS) | Tax Year 2041 | Research Tax Credit Carryforward
Income Tax Disclosure [Line Items]
Tax credit carryforward expiration year	2041
State and Local Jurisdiction | California Franchise Tax Board | Not Expirable | Research Tax Credit Carryforward
Income Tax Disclosure [Line Items]
Tax credit carryforward	$ 200,000
State and Local Jurisdiction | California Franchise Tax Board | Tax Year 2039
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 65,800,000
Operating loss carryforwards expiration year	2039
State and Local Jurisdiction | Colorado Tax Authority | Tax Year 2041
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 4,000
Operating loss carryforwards expiration year	2041